INTANGIBLE AND OTHER ASSETS - Schedule of PPA intangible and other assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	CAD 0	CAD 810
Accumulated Amortization	0	590
Net Book Value	0	220
Sheerness (expires 2020)
Finite-Lived Intangible Assets [Line Items]
Cost	0	585
Accumulated Amortization	0	390
Net Book Value	0	195
Sundance A (expires 2017)
Finite-Lived Intangible Assets [Line Items]
Cost	0	225
Accumulated Amortization	0	200
Net Book Value	CAD 0	CAD 25